Income Taxes - Reconciliations of the statutory federal income tax rate to the effective tax rate (Details 3) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory federal income tax rate			34.00%	34.00%
Non-controlling interests			15.52%	(3.98%)	(51.01%)
Nondeductible compensation			0.00%	0.60%
Effective income tax rate	33.90%	1.30%	0.00%	0.00%
OneMain Holdings Inc [Member]
Statutory federal income tax rate			35.00%	35.00%	35.00%
Non-controlling interests			15.52%	(3.98%)	(51.01%)
State income taxes, net of federal			6.41%	1.49%	(5.55%)
Foreign operations			0.00%	0.38%	4.69%
Interest and penalties on prior year tax returns			0.00%	(0.10%)	7.67%
Nontaxable investment income			0.17%	(0.10%)	(1.94%)
Change in tax status			0.00%	0.00%	(14.64%)
Nondeductible compensation			(2.01%)	0.00%	3.49%
Other, net			(0.50%)	0.15%	1.42%
Effective income tax rate			54.59%	32.84%	(20.87%)